Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 were as follows:

	Agora	Easemob	Total
	(in US$ thousands)
Balance of December 31, 2021	$3,089	$53,053	$56,142
Impairment	(3,089)	(8,852)	(11,941)
Reclassification to held-for-sale assets (Note 17)	—	(12,273)	(12,273)
Balance of December 31, 2022	$—	$31,928	$31,928
Impairment	—	(31,928)	(31,928)
Balance of December 31, 2023	$—	$—	$—